Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans	The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2021	2020	2019
Pearson plans	28	29	25

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model

	2021		2020
	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	6,394	7.27	5,598	4.94
Management Incentive Plan	630	7.71	696	5.29